Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended			24 Months Ended		36 Months Ended		48 Months Ended		60 Months Ended		72 Months Ended		84 Months Ended		96 Months Ended		108 Months Ended	120 Months Ended
	Nov. 02, 2017	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2018	Oct. 31, 2016	Oct. 31, 2019	Oct. 31, 2017	Oct. 31, 2020	Oct. 31, 2018	Oct. 31, 2021	Oct. 31, 2019	Oct. 31, 2022	Oct. 31, 2020	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000131991
Account Value [Line Items]
Line Graph and Table Measure Name			Redwood Managed Volatility Fund
Accumulated Value		$ 10,000			$ 10,972		$ 11,656		$ 11,580		$ 12,170		$ 11,849		$ 12,256		$ 10,675		$ 10,437	$ 11,683	$ 12,157
C000131992
Account Value [Line Items]
Line Graph and Table Measure Name			Redwood Managed Volatility Fund
Accumulated Value		10,000			10,951		11,607		11,495		12,061		11,711		12,076		10,496		10,242	11,426	11,868
C000131993
Account Value [Line Items]
Line Graph and Table Measure Name			Redwood Managed Volatility Fund
Accumulated Value		10,000			10,982		11,663		11,588		12,207		11,895		12,316		10,745		10,518	11,785	12,266
C000195032
Account Value [Line Items]
Line Graph and Table Measure Name			Redwood Systematic Macro Trend Fund
Accumulated Value	$ 10,000			$ 9,873		$ 10,284		$ 11,236		$ 15,369		$ 14,555		$ 14,740		$ 17,581		$ 16,730
C000195033
Account Value [Line Items]
Line Graph and Table Measure Name			Redwood Systematic Macro Trend Fund
Accumulated Value	10,000			9,848		10,232		11,159		15,237		14,386		14,535		17,353		16,616
ICE BofA US Treasuries 3-5 Yr Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA US Treasuries 3-5 Yr Index (USD)
Accumulated Value		10,000			10,239		10,215		10,091		10,880		11,490		11,315		10,235		10,413	11,125	11,792
ICE BofA US Treasuries 3-5 Yr Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA US Treasuries 3-5 Yr Index (USD)
Accumulated Value		10,000			10,239		10,215		10,091		10,880		11,490		11,315		10,235		10,413	11,125	11,792
ICE BofA US Treasuries 3-5 Yr Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA US Treasuries 3-5 Yr Index (USD)
Accumulated Value		10,000			10,239		10,215		10,091		10,880		11,490		11,315		10,235		10,413	11,125	11,792
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000			9,782		10,908		11,583		11,527		9,719		9,754		10,783		11,447
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000			9,782		10,908		11,583		11,527		9,719		9,754		10,783		11,447
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,437		10,531		10,315		11,502		12,214		12,155		10,249		10,286	11,370	12,071
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,437		10,531		10,315		11,502		12,214		12,155		10,249		10,286	11,370	12,071
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 10,000			$ 10,437		$ 10,531		$ 10,315		$ 11,502		$ 12,214		$ 12,155		$ 10,249		$ 10,286	$ 11,370	$ 12,071
S&P 500 Equal Weight Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Accumulated Value	10,000			10,459		11,802		11,872		17,722		15,975		15,860		20,954		22,753
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000			10,714		12,249		13,439		19,206		16,400		18,063		24,930		30,278
S&P 500 Equal Weight Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Accumulated Value	10,000			10,459		11,802		11,872		17,722		15,975		15,860		20,954		22,753
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000			$ 10,714		$ 12,249		$ 13,439		$ 19,206		$ 16,400		$ 18,063		$ 24,930		$ 30,278